INCOME TAXES - Income tax component in statement of operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Current income taxes expense (recovery)	€ 1,895	€ (1,381)
Deferred income taxes recovery	(170)	(172)
Total income taxes expense (recovery)	€ 1,725	€ (1,553)